Note 8 - Deferred Share Units (Details) - Deferred Share Units [Member] - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	CAD 8,095	CAD 7,944	CAD 15,356	CAD 15,995
Additional paid in capital, shares	3,128	3,265	5,484	7,537
Accrued liability	CAD 7,222	CAD 8,200	CAD 7,222	CAD 8,200
Accrued liability, shares	3,723	5,121	3,723	5,121